CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate accumulated depreciation (in Dollars)	$ 6,009	$ 0
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	43,502,273	10
Common stock, shares outstanding	43,502,273	10
Series A Preferred Stock [Member]
Preferred stock, shares authorized	400,000,000	400,000,000
Preferred stock, shares issued	43,502,273	10
Preferred stock, shares outstanding	43,502,273	10
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	480,000	480,000
Preferred stock, shares issued	480,000	480,000
Preferred stock, shares outstanding	480,000	480,000